Exhibit 99.03

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Onslow Bay Financial LLC (the “Company”)
BofA Securities, Inc. (the “Initial Purchaser”)
(together, the “Specified Parties”)

Re: OBX 2026-INV2 Trust – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “OBX 2026-INV2 ASF Tape 20260317.xlsx” provided by the Initial Purchaser on March 18, 2026, on behalf of the Company, containing information on 1,057 mortgage loans as of March 1, 2026 (the “Initial Data File”) and (ii) an electronic data file entitled “OBX 2026-INV2 ASF Tape 20260324 KPMG.xlsx” provided by the Initial Purchaser on March 24, 2026, on behalf of the Company, containing information on 1,053 mortgage loans (the “Mortgage Loans”) as of March 1, 2026 (the “Data File” and together with the Initial Data File, the “Data Files”).  We were informed that the Mortgage Loans are intended to be included as collateral in the offering by OBX 2026-INV2 Trust. The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan File” means the following electronic information sources provided by the Company or Initial Purchaser, on behalf of the Company, for each Selected Loan (defined below) as applicable: Promissory Note, Uniform Residential Loan Application (URLA), Final Closing Disclosure, Occupancy Statement, Appraisal Report, Purchase Agreement, Addendum to Purchase Agreement, Uniform Underwriting and Transmittal Summary, Servicer Report, Automated Underwriting System Summary, Credit Report and Title Report. We make no representation regarding the validity or accuracy of these documents or the execution of the applicable documents by the borrower.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

•	The term “Sample Loan Selection File” means an electronic data file entitled “Masked IDs Decoder v1 – (OBX 2026-INV2).xlsx” provided by the Initial Purchaser on March 11, 2026, on behalf of the Company, containing a listing of the loan numbers for 1,057 mortgage loans.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.
•	The term “Provided Information” means the Loan File, Sample Loan Selection File, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 106 mortgage loans from the Sample Loan Selection File using a random sampling tool (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of mortgage loans we were instructed to randomly select from the Sample Loan Selection File.
B.	For each Selected Loan, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Initial Data File to the Loan File for each of the specified attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority, which was provided by the Company, with the highest priority source listed first. The term "Provided by the Company” when used in the “Loan File / Instructions” column of the table below, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
Specified Attribute	Loan File / Instructions
Seller Loan Number	Provided by the Company
Original Term to Maturity	URLA
Original Amortization Term	URLA, Promissory Note
Original Loan Amount	Promissory Note
Original Interest Rate	Promissory Note
Current Payment Amount Due	Promissory Note, Servicer Report
First Payment Date of Loan	Promissory Note
State	Promissory Note
City	Promissory Note
Postal Code	Promissory Note
Prepayment Penalty Total Term	Promissory Note
Occupancy	URLA, Occupancy Statement
Property Type

Appraisal Report, Uniform Underwriting and Transmittal Summary, Automated Underwriting System Summary

Consider property types of “dPUD (PUD with “de minimus” monthly HOA dues” and “PUD (Only for use with Single-Family Detached Homes with PUD riders)” to be “PUD.”

Specified Attribute	Loan File / Instructions
Original Appraised Property Value	Appraisal Report, Uniform Underwriting and Transmittal Summary, Automated Underwriting System Summary
Sales Price	Final Closing Disclosure, Appraisal Report, Uniform Underwriting and Transmittal Summary, Purchase Agreement, Addendum to Purchase Agreement
Loan Purpose

URLA, Final Closing Disclosure, Uniform Underwriting and Transmittal Summary

For this procedure, perform the comparison on the portion of the ‘Loan Purpose’ which indicates one of the following purposes: purchase, cash-out, or rate/term refinance.

Junior Mortgage Balance	Uniform Underwriting and Transmittal Summary, Automated Underwriting System Summary, Credit Report, Title Report
Original LTV	Recompute by dividing (i) Original Loan Amount, by (ii) Sales Price if the Loan Purpose attribute contains ‘purchase’; otherwise the Original Appraised Property Value.
Original CLTV	Recompute by dividing (i) the sum of (a) Original Loan Amount and (b) Junior Mortgage Balance (if applicable), by (ii) Sales Price if the Loan Purpose attribute contains ‘purchase’; otherwise the Original Appraised Property Value.

We found such information to be in agreement except as listed in Exhibit B.

C.	As a result of the findings identified and reported in the performance of Procedure B, the Initial Data File was revised by the Company. The Data File represents the revised information reflecting resolution of the differences reported as determined appropriate by the Company. We reperformed Procedure B on the Selected Loans in the Data File. We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
March 27, 2026

Exhibit A

Selected Loan #	Unique Identifier(1)
1	OBX2026INV20869
2	OBX2026INV20245
3	OBX2026INV20642
4	OBX2026INV20444
5	OBX2026INV20521
6	OBX2026INV20175
7	OBX2026INV20663
8	OBX2026INV20360
9	OBX2026INV21021
10	OBX2026INV20363
11	OBX2026INV20092
12	OBX2026INV20351
13	OBX2026INV20497
14	OBX2026INV20066
15	OBX2026INV20616
16	OBX2026INV20285
17	OBX2026INV20045
18	OBX2026INV20819
19	OBX2026INV20887
20	OBX2026INV20010
21	OBX2026INV20954
22	OBX2026INV20243
23	OBX2026INV20192
24	OBX2026INV20906
25	OBX2026INV20208
26	OBX2026INV20149
27	OBX2026INV20635
28	OBX2026INV20107
29	OBX2026INV20836
30	OBX2026INV20986
31	OBX2026INV20526
32	OBX2026INV21007
33	OBX2026INV20234
34	OBX2026INV20667
35	OBX2026INV20354
36	OBX2026INV20596
37	OBX2026INV20322
38	OBX2026INV20101
39	OBX2026INV20086
40	OBX2026INV20646

Exhibit A

Selected Loan #	Unique Identifier(1)
41	OBX2026INV20631
42	OBX2026INV21027
43	OBX2026INV20132
44	OBX2026INV20974
45	OBX2026INV20319
46	OBX2026INV20025
47	OBX2026INV20110
48	OBX2026INV20127
49	OBX2026INV20603
50	OBX2026INV20173
51	OBX2026INV20595
52	OBX2026INV20317
53	OBX2026INV20342
54	OBX2026INV20225
55	OBX2026INV20629
56	OBX2026INV20294
57	OBX2026INV20229
58	OBX2026INV20325
59	OBX2026INV20787
60	OBX2026INV20283
61	OBX2026INV20133
62	OBX2026INV20857
63	OBX2026INV20978
64	OBX2026INV20970
65	OBX2026INV20413
66	OBX2026INV21028
67	OBX2026INV20179
68	OBX2026INV20818
69	OBX2026INV20255
70	OBX2026INV21000
71	OBX2026INV20288
72	OBX2026INV21006
73	OBX2026INV20200
74	OBX2026INV20893
75	OBX2026INV20833
76	OBX2026INV20399
77	OBX2026INV20105
78	OBX2026INV21023
79	OBX2026INV20468
80	OBX2026INV20309

Exhibit A

Selected Loan #	Unique Identifier(1)
81	OBX2026INV20020
82	OBX2026INV20096
83	OBX2026INV20758
84	OBX2026INV20796
85	OBX2026INV20832
86	OBX2026INV20867
87	OBX2026INV20129
88	OBX2026INV20723
89	OBX2026INV20770
90	OBX2026INV20545
91	OBX2026INV20076
92	OBX2026INV20098
93	OBX2026INV20766
94	OBX2026INV20069
95	OBX2026INV20607
96	OBX2026INV20375
97	OBX2026INV20071
98	OBX2026INV20305
99	OBX2026INV20889
100	OBX2026INV20792
101	OBX2026INV20915
102	OBX2026INV21050
103	OBX2026INV20113
104	OBX2026INV20060
105	OBX2026INV20837
106	OBX2026INV20856

(1) The Company has assigned a unique identifier to each mortgage loan in the Data Files. The unique identifiers referred to in this Exhibit are not the customer account number.

Exhibit B

Selected Loan #	Unique Identifier	Specified Attribute	Per Initial Data File	Per Procedure B
3	OBX2026INV20642	Property Type	Single Family Detached (non-PUD)	3 Family
6	OBX2026INV20175	Property Type	Single Family Detached (non-PUD)	3 Family
13	OBX2026INV20497	Property Type	1 Family Attached	Single Family Detached (non-PUD)
26	OBX2026INV20149	Property Type	PUD (Only for use with Single-Family Detached Homes with PUD riders)	Townhouse
42	OBX2026INV21027	Property Type	1 Family Attached	Townhouse
49	OBX2026INV20603	Property Type	PUD (Only for use with Single-Family Detached Homes with PUD riders)	Townhouse
52	OBX2026INV20317	Property Type	1 Family Attached	Townhouse
54	OBX2026INV20225	Property Type	1 Family Attached	3 Family
64	OBX2026INV20970	Property Type	Single Family Detached (non-PUD)	4 Family
70	OBX2026INV21000	Property Type	Single Family Detached (non-PUD)	2 Family
72	OBX2026INV21006	Property Type	PUD (Only for use with Single-Family Detached Homes with PUD riders)	Townhouse
94	OBX2026INV20069	Property Type	1 Family Attached	PUD (Only for use with Single-Family Detached Homes with PUD riders)

B-1